Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives (Tables)	6 Months Ended
Jun. 30, 2024
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Abstract]
Schedule of Fair Value of Conversion Right Using Finite Difference Method and Share Interest Feature Using the Monte Carlo Simulations	The fair value of the Conversion Right was estimated using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations.
Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone’s March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	19.0% based on an estimated market-based unsecured rate for the Company and consideration of calibrating the FV of the Debentures to 98.5% of par

Schedule of Debenture Host Debt Instrument
Debenture host debt instrument	$

At January 1, 2024	-
Additions	(24,807,000)
OID and Transaction issuance cost	546,919
Interest	(564,862)
Accretion of issuance cost	(35,563)
At June 30, 2024	(24,860,506)

Schedule of Embedded Derivatives
Embedded derivatives	$

At January 1, 2024	-
Additions	(25,193,000)
Fair value reassessment	(356,000)
At June 30, 2024	(25,549,000)
Total Convertible debentures with embedded derivatives	(50,409,506)